T. ROWE PRICE DIVIDEND GROWTH ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.2%
COMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
T-Mobile US	66,713	14,012
Total Communication Services		14,012
CONSUMER DISCRETIONARY 7.1%
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings	56,379	17,144
Marriott International, Class A	12,154	3,975
McDonald's	44,906	13,956
Yum! Brands	45,306	7,044
		42,119
Specialty Retail 3.4%
Home Depot	48,602	15,985
Ross Stores	94,991	20,578
Tractor Supply	103,359	4,682
		41,245
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Class B	61,689	3,258
		3,258
Total Consumer Discretionary		86,622
CONSUMER STAPLES 7.0%
Beverages 1.5%
Coca-Cola	236,233	17,966
		17,966
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale	7,293	7,267
Walmart	188,738	23,456
		30,723
Food Products 0.9%
Mondelez International	193,748	11,168
		11,168
Household Products 1.0%
Colgate-Palmolive	148,261	12,636
		12,636

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Tobacco 1.1%
Philip Morris International	79,813	13,196
		13,196
Total Consumer Staples		85,689
ENERGY 5.7%
Energy Equipment & Services 0.8%
SLB	186,669	9,593
		9,593
Oil, Gas & Consumable Fuels 4.9%
ConocoPhillips	130,636	17,244
EOG Resources	59,704	8,631
Exxon Mobil	151,843	25,762
Williams	118,737	8,642
		60,279
Total Energy		69,872
FINANCIALS 19.3%
Banks 5.4%
Bank of America	449,171	21,897
JPMorgan Chase	126,362	37,171
Wells Fargo	80,886	6,439
		65,507
Capital Markets 4.8%
Charles Schwab	182,477	17,149
CME Group	19,518	5,765
Goldman Sachs Group	9,240	7,817
KKR	34,921	3,230
Morgan Stanley	108,854	17,914
S&P Global	16,627	7,072
		58,947
Consumer Finance 1.4%
American Express	55,889	16,905
		16,905
Financial Services 2.6%
Visa, Class A	103,561	31,300
		31,300
Insurance 5.1%
Aon, Class A	8,728	2,817
Chubb	77,583	25,287
Hartford Insurance Group	63,332	8,565
Marsh & McLennan	90,460	15,690

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Progressive	52,907	10,488
		62,847
Total Financials		235,506
HEALTH CARE 12.8%
Biotechnology 2.5%
AbbVie	72,053	15,671
Gilead Sciences	101,819	14,190
		29,861
Health Care Equipment & Supplies 1.2%
Becton Dickinson & Company	20,432	3,212
GE HealthCare Technologies	3,483	248
Stryker	35,272	11,590
		15,050
Health Care Providers & Services 3.8%
Elevance Health	13,512	3,956
McKesson	19,299	16,700
Quest Diagnostics	59,674	11,695
UnitedHealth Group	51,613	13,966
		46,317
Life Sciences Tools & Services 2.0%
Danaher	54,929	10,415
Thermo Fisher Scientific	28,473	13,995
		24,410
Pharmaceuticals 3.3%
AstraZeneca	84,482	16,662
Eli Lilly	20,787	19,119
Johnson & Johnson	16,600	4,058
		39,839
Total Health Care		155,477
INDUSTRIALS & BUSINESS SERVICES 14.4%
Aerospace & Defense 4.7%
GE Aerospace	88,123	25,007
Howmet Aerospace	67,628	15,585
Northrop Grumman	24,594	16,779
		57,371
Building Products 0.8%
Trane Technologies	23,331	9,723
		9,723
Commercial Services & Supplies 1.0%
Waste Connections	78,074	12,682
		12,682

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 0.8%
GE Vernova	5,770	5,036
Rockwell Automation	14,202	5,097
		10,133
Ground Transportation 2.6%
CSX	240,539	9,874
Old Dominion Freight Line	46,150	9,018
Union Pacific	53,280	12,927
		31,819
Industrial Conglomerates 0.6%
Honeywell International	34,217	7,734
		7,734
Machinery 2.4%
Caterpillar	17,377	12,311
Deere	28,633	16,129
Illinois Tool Works	1,028	268
		28,708
Professional Services 1.0%
Automatic Data Processing	27,144	5,515
Broadridge Financial Solutions	40,779	6,626
		12,141
Trading Companies & Distributors 0.5%
WW Grainger	5,340	5,825
		5,825
Total Industrials & Business Services		176,136
INFORMATION TECHNOLOGY 22.9%
Communications Equipment 1.0%
Cisco Systems	154,938	12,022
		12,022
Electronic Equipment, Instruments & Components 2.0%
Amphenol, Class A	102,594	12,963
TE Connectivity	55,438	11,587
		24,550
IT Services 0.4%
Accenture, Class A	22,167	4,396
		4,396
Semiconductors & Semiconductor Equipment 9.3%
Analog Devices	59,366	18,887
Applied Materials	30,181	10,315
Broadcom	128,151	39,664

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
KLA	12,918	19,021
QUALCOMM	37,658	4,850
Taiwan Semiconductor Manufacturing, ADR	36,160	12,220
Texas Instruments	45,314	8,797
		113,754
Software 5.1%
Intuit	9,690	4,190
Microsoft	147,312	54,530
Roper Technologies	11,414	4,039
		62,759
Technology Hardware, Storage & Peripherals 5.1%
Apple	245,754	62,370
		62,370
Total Information Technology		279,851
MATERIALS 3.4%
Chemicals 2.5%
Linde	38,471	19,073
Sherwin-Williams	37,034	11,871
		30,944
Construction Materials 0.3%
Martin Marietta Materials	6,700	3,944
		3,944
Containers & Packaging 0.6%
Avery Dennison	38,234	6,602
		6,602
Total Materials		41,490
REAL ESTATE 1.6%
Residential REITs 0.9%
Equity Residential, REIT	187,132	11,069
		11,069
Specialized REITs 0.7%
American Tower, REIT	45,840	7,911
		7,911
Total Real Estate		18,980
UTILITIES 3.8%
Electric Utilities 1.3%
NextEra Energy	112,958	10,492
Southern	55,214	5,329
		15,821

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Gas Utilities 0.9%
Atmos Energy	60,345	11,147
		11,147
Multi-Utilities 1.6%
Ameren	143,919	15,819
CMS Energy	49,563	3,845
		19,664
Total Utilities		46,632
Total Common Stocks (Cost $1,029,981)		1,210,267
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, 3.60% (1)	9,396,561	9,397
Total Short-Term Investments (Cost $9,397)		9,397
Total Investments in Securities 100.0% of Net Assets (Cost $1,039,378)		$1,219,664
Other Assets Less Liabilities 0.0%		579
Net Assets 100.0%		$1,220,243

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Dividend Growth ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE DIVIDEND GROWTH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF786-054Q1
03/26